Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000069675 | BNY-46429B655
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069675 | BNY-92206C102
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069675 | BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069675 | BNY-35473P595
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000069675 | BNY-922020805
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069675 | BNY-78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069675 | BNY-46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069675 | BNY-464288414
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069675 | BNY-78468R200
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069675 | BNY-922907746
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069675 | Floating Rate - Investment Grade Funds
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000069675 | Treasury Inflation Protected Securities Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069675 | U.S. Short Term Treasury Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000069675 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069675 | Convertible Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000069675 | Municipal Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069675 | International Equity Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069675 | Bank Loan Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069675 | Emerging Markets Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069675 | Merger Arbitrage Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069675 | Preferred Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069675 | U.S. Small Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069675 | U.S. Momentum Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069675 | U.S. Large Cap Core Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069675 | Agriculture Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069675 | Managed Futures Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069675 | U.S. Sector Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069675 | Broad Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069675 | U.S. Mid Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069675 | BRIC Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000069675 | China Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077928 | IndustrySectorType_BNY-78468R663
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077928 | BNY-464288679
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077928 | BNY-35909D109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077928 | BNY-487836108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077928 | BNY-848574109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077928 | BNY-B29TNV3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077928 | BNY-BYQ7HZ6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077928 | BNY-460690100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077928 | BNY-018522300
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077928 | BNY-931427108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077928 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000077928 | Aerospace & DefenseBNY-848574109
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000077928 | Diversified Financial ServicesBNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077928 | InternetBNY-BYQ7HZ6
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077928 | TelecommunicationsBNY-35909D109
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077928 | BNY-78468R663
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077928 | FoodBNY-487836108
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077928 | ElectricBNY-B29TNV3
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077928 | MiningBNY-BGYKMJ0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077928 | Oil & GasBNY-92340V107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170331 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170331 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170331 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170331 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170331 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170331 | BNY-6215035
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170331 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170331 | BNY-6821506
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170331 | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000170331 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170331 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170331 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000170331 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170331 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170331 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170331 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000170331 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170331 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238086 | BNY-45784P101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238086 | BNY-67059N108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-876030107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-256163106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-98850P109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238086 | BNY-315616102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | BNY-05550J101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238086 | Engineering & ConstructionBNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000238086 | ApparelBNY-876030107
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000238086 | SoftwareBNY-67059N108
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000238086 | InsuranceBNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000238086 | Healthcare-ProductsBNY-45784P101
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000238086 | REITSBNY-92936U109
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000238086 | FoodBNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238086 | ChemicalsBNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000238086 | MediaBNY-65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238086 | Oil & Gas ServicesBNY-G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170332 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000170332 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000170332 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170332 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000170332 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170332 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170332 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170332 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170332 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170332 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170332 | SoftwareBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000170332 | Diversified Financial ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000170332 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000170332 | Aerospace & DefenseBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000170332 | InternetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000170332 | Healthcare-ProductsBNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000170332 | Cosmetics/Personal CareBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170332 | REITSBNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170332 | ChemicalsBNY-G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170332 | PipelinesBNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158453 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158453 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158453 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158453 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158453 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158453 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158453 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158453 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000158453 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158453 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158453 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158453 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158453 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158453 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158453 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158453 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158453 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232898 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232898 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232898 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000232898 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000232898 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000232898 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232898 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232898 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232898 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232898 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232898 | SoftwareBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000232898 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232898 | InternetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000232898 | Cosmetics/Personal CareBNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232898 | PharmaceuticalsBNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000232898 | Aerospace & DefenseBNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232898 | Commercial ServicesBNY-70450Y103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232898 | Money Market FundsBNY-BYM4G0625
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232898 | BiotechnologyBNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232897 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232897 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232897 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232897 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232897 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232897 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232897 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232897 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232897 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232897 | BNY-5497168
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000232897 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000232897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000232897 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232897 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232897 | China
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232897 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223944 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000223944 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223944 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223944 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223944 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223944 | BNY-5671735
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223944 | BNY-101137107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223944 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000223944 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223944 | BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223944 | InternetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223944 | Money Market FundsBNY-BYM4G0625
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223944 | PharmaceuticalsBNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000223944 | ApparelBNY-654106103
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000223944 | ComputersBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223944 | Environmental ControlBNY-B28V440
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223944 | FoodBNY-370334104
Holdings [Line Items]
Percent of Net Asset Value	1.50%